Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000247942 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Global Equity ETF
Class Name	FPA Global Equity ETF
Trading Symbol	FPAG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpag.fpa.com. You can also request this information by contacting us at (800) 982-4372.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpag.fpa.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$28	0.56%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56% [1]
Material Change Date	Dec. 01, 2024
Net Assets	$ 182,546,319
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$182,546,319
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Holcim AG	5.6%
Meta Platforms, Inc. - Class A	5.4%
Analog Devices, Inc.	5.2%
Citigroup, Inc.	5.0%
Comcast Corp. - Class A	4.9%
TE Connectivity PLC	4.6%
Heineken Holding N.V.	3.8%
Aon PLC - Class A	3.8%
International Flavors & Fragrances, Inc.	3.7%
Alphabet, Inc. - Class A	3.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Holcim AG	5.6%
Meta Platforms, Inc. - Class A	5.4%
Analog Devices, Inc.	5.2%
Citigroup, Inc.	5.0%
Comcast Corp. - Class A	4.9%
TE Connectivity PLC	4.6%
Heineken Holding N.V.	3.8%
Aon PLC - Class A	3.8%
International Flavors & Fragrances, Inc.	3.7%
Alphabet, Inc. - Class A	3.4%

Material Fund Change [Text Block]
Material Fund Changes
On December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor. In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://fpag.fpa.com.

Material Fund Change Name [Text Block]	In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
Material Fund Change Expenses [Text Block]
On December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://fpag.fpa.com.
Updated Prospectus Web Address	https://fpag.fpa.com
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.